Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Revenue
Schedule of revenue

	Year Ended
	December 31,
(in thousands of €)	2019	2018	2017
Upfront payments	€22,360	€8,635	€20,137
Milestone payments	28,085	11,440	9,677
Research and development service fees	19,338	1,407	6,601
	€69,783	€21,482	€36,415